Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 1,194,051	¥ 1,148,889
Financial assets measured at fair value through other comprehensive income	9,644,571	9,029,264
Financial liabilities measured at fair value through profit or loss	(497,198)	(425,980)
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(497,198)	(425,980)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	159,186	59,600
Financial assets measured at fair value through other comprehensive income	6,302,719	6,075,498
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	419,173	282,364
Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	465,801	489,824
Financial assets measured at fair value through other comprehensive income	9,644	7,986
Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	149,890	317,101
Financial assets measured at fair value through other comprehensive income	3,332,209	2,945,780
Level 1 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	368,822	389,495
Financial assets measured at fair value through other comprehensive income	6,715,259	5,706,991
Level 1 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	61,376	22,926
Financial assets measured at fair value through other comprehensive income	3,542,949	3,075,042
Level 1 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	307,446	366,570
Financial assets measured at fair value through other comprehensive income	9,505	7,986
Level 1 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	3,162,805	2,623,964
Level 2 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	673,665	433,887
Financial assets measured at fair value through other comprehensive income	2,739,730	2,981,239
Financial liabilities measured at fair value through profit or loss	(497,198)	(425,980)
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(497,198)	(425,980)
Level 2 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	96,136	28,269
Financial assets measured at fair value through other comprehensive income	2,739,591	2,981,239
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	419,173	282,364
Level 2 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	158,355	123,255
Financial assets measured at fair value through other comprehensive income	139
Level 3 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	151,563	325,506
Financial assets measured at fair value through other comprehensive income	189,583	341,034
Level 3 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	1,674	8,406
Financial assets measured at fair value through other comprehensive income	20,178	19,218
Level 3 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	149,890	317,101
Financial assets measured at fair value through other comprehensive income	¥ 169,404	¥ 321,816